Joint Arrangements (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of joint ventures
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

	Nine Months Ended
For the periods ended September 30,	2023	2022
Revenue	439	256
Expenses	373	247
Net Earnings (Loss)	66	9
Balance Sheet

	September 30,	December 31,
As at	2023	2022
Current Assets (1)	285	247
Non-Current Assets	1,767	1,926
Current Liabilities	127	160
Non-Current Liabilities	1,114	1,293
Net Assets	811	720
(1)Includes cash and cash equivalents of $76 million (December 31, 2022 – $64 million).